Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-53646
Entity Registrant Name	GROWN ROGUE INTERNATIONAL INC.
Entity Central Index Key	0001463000
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	550 Airport Road
Entity Address, City or Town	Medford
Entity Address, State or Province	OR
Entity Address, Country	US
Entity Address, Postal Zip Code	97504
Title of 12(b) Security	Subordinate voting shares, no par value
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	222,446,113
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	76
Auditor Location	Dallas, Texas
Auditor Name	Turner, Stone & Company, L.L.P.
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	550 Airport Road
Entity Address, City or Town	Medford
Entity Address, State or Province	OR
Entity Address, Country	US
Entity Address, Postal Zip Code	97504
City Area Code	458
Local Phone Number	226-2100
Contact Personnel Name	Obie Strickler